The Alger Funds II

111 Fifth Avenue

New York, New York 10003

November 3, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          The Alger Funds II (File Nos. 033-98102 and 811-01743)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of The Alger Funds II (the “Fund”) that the Prospectus relating to Alger Dynamic Opportunities Fund and the Statement of Additional Information relating to Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, Alger International Opportunities Fund and Alger Dynamic Opportunities Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 38 to the Fund’s Registration Statement on Form N-1A.  Such Post-Effective Amendment No. 38 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on October 29, 2009.

Very truly yours,

/s/ Lisa Moss
Lisa Moss
Assistant Secretary